Derivative Instruments and Hedging Activities (Tables) - PPL Energy Supply LLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commodity Price Risk (Non-trading) - Economic Activity - Pre-tax Gains (Losses) Associated with Economic Activity

The unrealized gains (losses) for economic activity for the periods ended June 30 were as follows.

	Six Months
	2015	2014
Operating Revenues
Wholesale energy	$(157)	$(880)
Retail energy	(22)	(22)
Operating Expenses
Fuel	16	6
Energy purchases	240	619

The unrealized gains (losses) for economic activity for the years ended December 31 were as follows.

	2014	2013	2012
Operating Revenues
Unregulated wholesale energy	$325	$(721)	$(311)
Unregulated retail energy	29	12	(17)
Operating Expenses
Fuel	(27)	(4)	(14)
Energy purchases	(327)	586	442

Commodity Volumes - Volumes of Derivative (Sales) Purchase Contracts

At June 30, 2015, the net volumes of derivative (sales)/purchase contracts used in support of the various strategies discussed above were as follows.

		Volumes (a)
Commodity	Unit of Measure	2015 (b)	2016	2017	Thereafter
Power	MWh	(27,008,748)	(30,860,046)	(1,418,861)	(795,983)
Capacity	MW-Month	(1,402)	(878)	6	3
Gas	MMBtu	131,915,232	79,690,567	(4,928,278)	(4,089,820)
FTRs	MW-Month	3,178	2,870	—	—
Oil	Barrels	143,204	142,778	134,701	60,000
CRRs	MWh	1,128,574	1,393,430	—	—

(a)	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.
(b)	Represents balance of the current year.

At December 31, 2014, the net volumes of derivative (sales)/purchase contracts used in support of the various strategies discussed above were as follows.

		Volumes (a)
	Unit of Measure	2015	2016	2017	Thereafter
Power	MWh	(39,946,543)	(4,999,532)	741,005	3,426,579
Capacity	MW-Month	(6,604)	(249)	6	3
Gas	MMBtu	136,349,655	42,144,483	5,804,511	8,969,760
FTRs	MW-Month	2,803
Oil	Barrels	421,019	374,334	251,670	60,000

(a)	Volumes for option contracts factor in the probability of an option being exercised and may be less than the notional amount of the option.

Fair Value and Balance Sheet Location of Derivative Instruments

The following table presents the fair value and location of commodity derivative instruments not designated as hedging instruments recorded on the Balance Sheets.

	June 30, 2015		December 31, 2014
	Assets	Liabilities	Assets	Liabilities
Current:
Price Risk Management Assets/Liabilities:	$803	$761	$1,079	$1,024

Noncurrent:
Price Risk Management Assets/Liabilities:	232	199	239	193

Total derivatives	$1,035	$960	$1,318	$1,217

The following tables present the fair value and location of derivatives not designated as hedging instruments recorded on the Balance Sheets.

	December 31, 2014		December 31, 2013
	Assets	Liabilities	Assets	Liabilities
Current:
Price Risk Management Assets/Liabilities (a):
Commodity contracts	$1,079	$1,024	$860	$750

Total current	1,079	1,024	860	750

Noncurrent:
Price Risk Management Assets/Liabilities (a):
Commodity contracts	239	193	328	320

Total noncurrent	239	193	328	320

Total derivatives	$1,318	$1,217	$1,188	$1,070

(a)	Represents the location on the Balance Sheets.

Pre-tax Gain (Loss) on Derivative Instruments Recognized in Income or on the Balance Sheet

The following tables present the pre-tax effect of derivative instruments recognized in income for the period ended June 30, 2015.

	Location of Gain (Loss) Recognized in Income on Derivative	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Derivative Relationships		Six Months
Cash Flow Hedges:
Commodity contracts	Wholesale energy	$—
	Energy purchases	16
	Depreciation	1

Total		$17

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivative	Six Months
Commodity contracts	Wholesale energy	$31
	Retail energy	(31)
	Fuel	1
	Energy purchases	14

	Total	$(15)

The following tables present the pre-tax effect of derivative instruments recognized in income for the period ended June 30, 2014.

	Location of Gain (Loss) Recognized in Income on Derivative	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
Derivative Relationships		Six Months
Cash Flow Hedges:
Commodity contracts	Wholesale energy	$1
	Energy purchases	15
	Depreciation	1
	Discontinued operations	5

Total		$22

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivative	Six Months
Commodity contracts	Wholesale energy (a)	$(3,137)
	Retail energy	(52)
	Fuel	7
	Energy purchases (b)	2,442
	Discontinued operations	2

	Total	$(738)

(a)	2014 includes significant realized and unrealized losses on physical and financial commodity sales contracts due to the unusually cold weather.
(b)	2014 includes significant realized and unrealized gains on physical and financial commodity purchase contracts due to the unusually cold weather.

The following tables present the pre-tax effect of derivative instruments recognized in income or OCI.

Derivative Relationship	Derivative Gain (Loss) Recognized in OCI (Effective Portion)	Location of Gain (Loss) Recognized in Income	Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
2014
Cash Flow Hedges:
Commodity contracts		Unregulated wholesale energy	$1
		Energy purchases	31
		Depreciation	2
		Discontinued operations	8

Total			$42

2013
Cash Flow Hedges:
Commodity contracts		Unregulated wholesale energy	$240	$1
		Energy Purchases	(58)
		Depreciation	2
		Discontinued operations	23

Total			$207	$1

2012
Cash Flow Hedges:
Commodity contracts	$114	Unregulated wholesale energy	$838	$(1)
		Energy purchases	(136)	(2)
		Depreciation	2
		Discontinued operations	50

Total	$114		$754	$(3)

Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income on Derivatives	2014	2013	2012
Commodity contracts	Unregulated wholesale energy	$(1,353)	$(99)	$1,182
	Unregulated retail energy	30	25	30
	Fuel	(30)	2
	Energy purchases	1,013	130	(965)
	Discontinued operations	6	14	17

	Total	$(334)	$72	$264

Derivative Positions Eligible for Offset with Related Cash Collateral

The table below summarizes the derivative positions presented in the balance sheets where a right of setoff exists under these arrangements and related cash collateral received or pledged.

	Assets				Liabilities
		Eligible for Offset				Eligible for Offset
	Gross	Derivative Instruments	Cash Collateral Received	Net	Gross	Derivative Instruments	Cash Collateral Pledged	Net
December 31, 2014
Energy Commodities	$1,318	$1,060	$10	$248	$1,217	$1,060	$58	$99

December 31, 2013
Energy Commodities	$1,188	$912	$7	$269	$1,070	$912	$1	$157

Credit Risk-Related Contingent Features

At December 31, 2014, derivative contracts in a net liability position that contain credit risk-related contingent features, collateral posted on those positions and the related effect of a decrease in credit ratings below investment grade are summarized as follows:

Aggregate fair value of derivative instruments in a net liability position with credit risk-related contingent features	$98
Aggregate fair value of collateral posted on these derivative instruments	106
Aggregate fair value of additional collateral requirements in the event of a credit downgrade below investment grade (a) (b)	26

(a)	Includes the effect of net receivables and payables already recorded on the Balance Sheet.
(b)	During the second quarter of 2014, PPL Energy Supply experienced a downgrade in its corporate credit ratings to below investment grade. Amounts related to PPL Energy Supply represent net liability positions subject to further adequate assurance features.

Derivative Positions Eligible for Offset with Related Cash Collateral

The table below summarizes the energy commodities derivative positions presented in the balance sheets where a right of setoff exists under these arrangements and related cash collateral received or pledged.

	Assets				Liabilities
		Eligible for Offset				Eligible for Offset
	Gross	Derivative Instruments	Cash Collateral Received	Net	Gross	Derivative Instruments	Cash Collateral Pledged	Net
June 30, 2015	$1,035	$795	$39	$201	$960	$795	$35	$130

December 31, 2014	$1,318	$1,060	$10	$248	$1,217	$1,060	$58	$99